OPERATING LEASES	12 Months Ended
Oct. 31, 2012
Operating Leases
OPERATING LEASES

11.  OPERATING LEASES:

   The Companies lease land, land improvements and investment properties each of which are accounted for as operating leases. Rents are reported as income over the terms of the leases as they are earned.  Our shopping center is leased to various tenants for renewable terms averaging 2.96 years with options for renewal.  Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

		Properties Subject to Lease
		Cost	Accumulated Depreciation
Investment properties leased to others		$22,298,022	$6,202,712
Land and land improvements		$16,522,618	$5,702,624
Minimum future rentals:
Fiscal years ending October 31:	2013	$1,590,711
	2014	1,402,759
	2015	1,338,250
	2016	1,331,583
	2017	1,312,431
	Thereafter	18,171,003
		$25,146,737

   Minimum future rentals subsequent to 2017 include $1,158,500 under a land lease expiring in 2072; $2,654,025 under a net lease for a store expiring in 2024; $6,594,500 and $7,345,000 under net leases for two stores expiring in December 2035 and August 2036. There were no contingent rentals included in income for Fiscal 2012, 2011 and 2010.  The above information includes rental escalations recognized using straight-line basis.